Treasury Stock	12 Months Ended
Dec. 31, 2025
Treasury Stock
Treasury Stock

17.  Treasury Stock

On June 10, 2022, the Company’s annual general meeting approved a share repurchase program of up to US$100 million for the next 12 months. The share repurchase program approved in June 30, 2023 was successively extended at annual general meetings until June 25, 2026. As of December 31, 2025, the Company has repurchased a total of 31.1 million Class A ordinary shares on both the New York Stock Exchange and the HKEX under the program for a total consideration of US$66.5 million (RMB465.0 million), and these repurchased shares were cancelled as of December 31, 2025. In addition, as of December 31, 2025, the Company has repurchased a total of 27.8 million Class A ordinary shares for a total consideration of US$41.2 million (RMB288.1 million) to be utilized upon vesting of restricted shares in future.

In addition, the Company conducted an all cash tender offer and repurchased a total of 33,016,016 Class A ordinary shares tendered (including 19,877,118 Class A ordinary shares in the form of 6,625,706 ADSs) for a total consideration of approximately US$38.5 million (RMB281.0 million). These shares were repurchased and cancelled on November 8, 2024.